Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Prepayments and Other Current Assets
Deductible input value-added tax	¥ 4,994		¥ 21,272
Other receivables related to exercise of share options and vesting of restricted shares	37,019		63,322
Other receivable related to exercise of employee options	5,332		13,577
Prepaid content costs	32,764		28,857
Interest income receivables	23,624		30,257
Rental and other deposits	22,666		35,689
Inventories	30,957		22,186
Others	6,090		16,856
Total	¥ 163,446	$ 22,392	¥ 232,016